Other Related Party Transactions (Details Textual) (USD $)	12 Months Ended	1 Months Ended	4 Months Ended		16 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Administrative Services [Member]	Jun. 30, 2012 Administrative Services [Member]	Jun. 30, 2011 Administrative Services [Member]	Jun. 30, 2012 Administrative Services [Member]	Jun. 30, 2011 Blue Wolf Mhc Ltd [Member]	Apr. 01, 2011 Blue Wolf Mhc Ltd [Member]
Sponsor Fees		$ 10,000	$ 40,000	$ 0	$ 120,000
Sponsor Services Description	Services commenced on July 15, 2011 (the date the Company''s securities were first listed on the NASDAQ Capital Market) and will terminate upon the earlier of (i) the consummation of an Initial Business Combination or (ii) the liquidation of the Company.
Notes Payable, Related Parties, Current							$ 200,000
Debt Instrument, Maturity Date						Jul. 20, 2011